Details of Wallbox Group subsidiaries	12 Months Ended
Dec. 31, 2022
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Details of Wallbox Group subsidiaries

29.	DETAILS OF WALLBOX GROUP SUBSIDIARIE S
Details of subsidiaries at December 31, 2022

				% Equity interest
Company name	Registered office	Activity	Company holding investment	December 2022	December 2021	Consolidation method
Wall Box Chargers, S.L.U.	Paseo de la Castellana, 95. Planta 28, 28046, Madrid, Spain	Retail innovative solutions for charging Electric Vehicles	Wallbox NV	100%	100%	* Fully consolidated
Kensington Capital Acquisition Corp II	1400 Old Country Road, Suite 301, Westbury, NY 11590	Special purpose acquisition company	Wallbox NV	100%	100%	* Fully consolidated
Wallbox Energy, S.L.U.	Calle Foc 68, 08038, Barcelona, Spain	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	- Fully consolidated
Wallbox UK Limited	378-380 Deansgate, Manchester, United Kingdom M3 4LY	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	- Fully consolidated
SAS Wallbox France	Avenue des Champs Elysées 102, 75008, Paris, France	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	- Fully consolidated
WBC Wallbox Chargers Deutschland GmbH	Oskar-von-Miller-Ring 20, 80333 Munich, Germany	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	- Fully consolidated
Wallbox Italy, S.R.L.	Piazza Tre Torri 2, 20145 CAP, Milano, Italy	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	- Fully consolidated
Wallbox Netherlands B.V.	Kingsfordw eg 151,1042 GR Amsterdam, The Netherlands	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	- Fully consolidated
Wallbox USA Inc.	800 W. El Camino Real Suite 180, Mountain View CA 94040, United States	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	- Fully consolidated
Wallbox Shanghai Ldt.	Unit 05-129 Level 5, No. 482, 488, 492, 518 Xinjiang Road, Jingan District, Shanghai Municipality, China	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	- Fully consolidated
Wallbox AS (Intelligent Solution AS)	Professor Olav Hanssens vei 7A, 4021 Stavanger, Norw ay	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	- Fully consolidated
Wallbox ApS	Rådhuspladsen 16, 1550 København, Denmark	Retail innovative solutions for charging Electric Vehicles	Wallbox Norw ay AS	100%	100%	- Fully consolidated
Wallbox AB (Intelligent Solution Sweden AB)	Kistagången 12, 164 40 Kista, Sweden	Retail innovative solutions for charging Electric Vehicles	Wallbox Norw ay AS	100%	100%	- Fully consolidated
Wallbox Oy	PL 747, 00101 Helsinki, Finland	Retail innovative solutions for charging Electric Vehicles	Wallbox Norw ay AS	100%	100%	- Fully consolidated
Electromaps, S.L.U.	Calle Foc 68, 08038, Barcelona, Spain	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	51%	- Fully consolidated
Coil, Inc.	1307 Hayes Street Suite 5 San Francisco, CA 94117 US	EV Charge installer	Wallbox USA, Inc.	100%	—	- Fully consolidated
AR Electronics Solutions, S.L.U.	Calle Foc 68, 08038, Barcelona, Spain	Manufacture of Electronical components	Wall Box Chargers, S.L.U.	100%	—	- Fully consolidated
Wallbox Australia PTY, Ltd	152 Elizabeth Street - Level 4 - Melbourne VIC 3000	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	—	- Fully consolidated
WBX Chargers Portugal, Unipessoal Lda	Edifício Scala, Rua de Vilar, 235, 2.o andar Porto Concelho: Porto Freguesia: Lordelo do Ouro e Massarelos 4050 626 Porto	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	—	- Fully consolidated

(*)	direct ownership
(-)	indirect ownership